Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2019
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding
The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2019 and September 30, 2019. The fair values of derivatives are presented on a gross basis, derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2019	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,052,267	—	5,786	—	5,610
Foreign exchange contracts	166,383	—	1,959	—	1,758
Equity-related contracts	5,181	—	125	—	142
Credit-related contracts	2,939	—	18	—	17
Other contracts	438	—	16	—	14

Total	1,227,208	—	7,904	—	7,541

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2019	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges
	(in billions of yen)
Interest rate contracts	1,102,120	—	7,054	—	6,788
Foreign exchange contracts	170,816	—	2,342	—	2,202
Equity-related contracts	6,197	—	148	—	176
Credit-related contracts	2,923	—	21	—	25
Other contracts	425	—	16	—	15

Total	1,282,481	—	9,581	—	9,206

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2019 and September 30, 2019:

	March 31, 2019		September 30, 2019
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	1,266	12	1,072	13
Non-investment grade	199	3	225	5

Total	1,465	15	1,297	18

Credit protection purchased	1,628	(14)	1,788	(22)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2019 and September 30, 2019:

	Maximum payout/Notional amount
	March 31, 2019	September 30, 2019
	(in billions of yen)
One year or less	326	293
After one year through five years	1,057	902
After five years	82	102

Total	1,465	1,297

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2019 and September 30, 2019:

	March 31, 2019	September 30, 2019
	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	511	695
Collateral provided to counterparties in the normal course of business	489	679
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	22	16

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2018 and 2019:

	Gains (losses) recorded in income for six months ended September 30,
	2018	2019
	(in millions of yen)
Interest rate contracts	(75,324)	210,909
Foreign exchange contracts	26,706	(30,736)
Equity-related contracts	20,432	(494)
Credit-related contracts (1)	(35)	(3,546)
Other contracts	(785)	(1,650)

Total	(29,006)	174,483

Notes:
(1)
Amounts include the net gains (losses) of
¥(
215
) million and ¥
(
426
)
million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2018 and 2019, respectively.

Net Investment Hedging | Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses information related to net investment hedges for the six months ended September 30, 2018 and 2019:

	Gains (losses) recorded in other comprehensive income (“OCI”) for six months ended September 30,
	2018	2019
	(in millions of yen)
Financial instruments hedging foreign exchange risk	1,906	(1,044)

Total	1,906	(1,044)

Note:
Related to the net investment hedges, gains

(losses)
of ¥
186
 million and ¥(
260
)

m
illion were reclassified from Accumulated other comprehensive income to earnings for the six months ended September 30, 2018
 and
 2019.